UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2018

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

II	Western Asset Global High Yield Bond Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended June 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.3%. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s initial reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.1%. The acceleration in GDP growth in the second quarter reflected positive contributions from personal consumption expenditures (“PCE”), exports, nonresidential fixed investment, federal government spending and state and local government spending. These were partly offset by negative contributions from private inventory investment and residential fixed investment. Imports, which are a subtraction in the calculation of GDP, increased.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on June 30, 2018, the unemployment rate was 4.0%, as reported by the U.S. Department of Labor. While the unemployment rate ticked up from 3.8% to 4.0% in June, the increase was largely attributed to an increase in the workforce participation rate. The percentage of longer-term unemployed moved higher during the reporting period. In June 2018, 23.0% of Americans looking for a job had been out of work for more than six months, versus 21.5% when the period began.

Turning to the global economy, in its July 2018 World Economic Outlook Update — released after the reporting period ended — the International Monetary Fund (“IMF”)ii said, “Global growth is projected to reach 3.9 percent in 2018 and 2019, in line with the forecast of the April 2018 World Economic Outlook, but the expansion is becoming less even, and risks to the outlook are mounting. The rate of expansion appears to have peaked in some major economies and growth has become less synchronized.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.2%, versus 2.4% in 2017. Japan’s economy is expected to expand 1.0% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.7% in 2017.

Western Asset Global High Yield Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed increased the federal funds rateiv twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet. At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)v extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. In October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. In June 2018, the ECB announced it would end its bond buying program by the end of the year, but it did not anticipate raising interest rates “at least through the summer of 2019”. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended June 30, 2018. The yield for the two-year Treasury note began the reporting period at 1.89% — the low for the period — and ended the period at 2.52%. The peak for the period of 2.59% occurred on several occasions in May and June 2018. The yield for the ten-year Treasury began the reporting period at 2.40% — the low for the period — and ended the period at 2.85%. The high for the period of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned -1.62% during the six-month reporting period ended June 30, 2018.

IV	Western Asset Global High Yield Bond Fund

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, returned 0.16% for the six months ended June 30, 2018. The high-yield market posted a modest gain during the first month of the reporting period. Those gains were then erased in February and March 2018. This turnaround was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high yield market then rallied in April, was relatively flat in May and moved higher in June 2018.

Q. How did the emerging market debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned -5.23% during the six months ended June 30, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues. In addition, the U.S. dollar rallied during the second half of the reporting period, negatively impacting the performance of the asset class.

Performance review

For the six months ended June 30, 2018, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned -2.49%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Index (Hedged)xii, returned -1.80% for the same period. The Lipper High Yield Funds Category Average1 returned -0.39% over the same time frame.

Performance Snapshot as of June 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	-2.49%
Class C	-2.83%
Class C1[2]	-2.83%
Class I	-2.53%
Class IS	-2.48%
Bloomberg Barclays Global High Yield Index (Hedged)	-1.80%
Lipper High Yield Funds Category Average[1]	-0.39%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 684 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Global High Yield Bond Fund	V

Investment commentary (cont’d)

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2018 for Class A, Class C, Class C1, Class I and Class IS shares were 4.93%, 4.43%, 4.69%, 5.43%, and 5.52%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C, Class C1, Class I and Class IS shares would have been 4.42%, 4.68%, 5.42% and 5.51%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2018, the gross total annual operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 1.15%, 1.86%, 1.64%, 0.90%, and 0.80%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 27, 2018

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield (“junk”) bonds and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield bonds include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to special risks including currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes.

VI	Western Asset Global High Yield Bond Fund

Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The Bloomberg Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan- European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Western Asset Global High Yield Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2018 and December 31, 2017 and does not include derivatives such as futures contracts, written options and forward foreign currency contracts. The Fund is actively managed. As a result the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2018 and held for the six months ended June 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2] Without Sales Charge	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.49%	$1,000.00	$975.10	1.15%	$5.63	Class A	5.00%	$1,000.00	$1,019.09	1.15%	$5.76
Class C	-2.83	1,000.00	971.70	1.86	9.09	Class C	5.00	1,000.00	1,015.57	1.86	9.30
Class C1	-2.83	1,000.00	971.70	1.62	7.92	Class C1	5.00	1,000.00	1,016.76	1.62	8.10
Class I	-2.53	1,000.00	974.70	0.90	4.41	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	-2.48	1,000.00	975.20	0.80	3.92	Class IS	5.00	1,000.00	1,020.83	0.80	4.01

2	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

[1]	For the six months ended June 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA GHY	— Western Asset Global High Yield Bond Fund

4	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA GHY	— Western Asset Global High Yield Bond Fund

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2018

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 64.0%
Consumer Discretionary — 16.3%
Auto Components — 1.2%
Adient Global Holdings, Ltd., Senior Notes	4.875%	8/15/26	1,100,000		$992,750	(a)
IHO Verwaltungs GmbH, Senior Secured Notes, (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,120,000		1,057,000	(a)(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	700,000		721,000	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	501,000		510,522	(a)
Total Auto Components					3,281,272
Diversified Consumer Services — 0.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	720,000		733,500	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	143,341	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,419,000		1,514,357	(a)
Total Diversified Consumer Services					2,391,198
Hotels, Restaurants & Leisure — 3.7%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	1,498,325		1,498,325	(a)(b)(d)(k)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	1,550,000		1,619,750
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	650,000		645,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,320,000		1,290,300
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	280,000		270,900
Marstons Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	882,000	GBP	1,056,668	(c)(e)
MGM Resorts International, Senior Notes	4.625%	9/1/26	420,000		390,600
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	589,000		589,000	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	210,000	GBP	279,908	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	329,000		356,998	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	2,600,000		2,469,246	(a)
Total Hotels, Restaurants & Leisure					10,466,820
Household Durables — 0.9%
Lennar Corp., Senior Notes	4.750%	11/29/27	1,020,000		961,656
LGI Homes Inc., Senior Notes	6.875%	7/15/26	700,000		700,000	(a)
TopBuild Corp., Senior Notes	5.625%	5/1/26	920,000		885,500	(a)
Total Household Durables					2,547,156
Media — 7.6%
Altice France SA, Senior Secured Notes	6.000%	5/15/22	1,250,000		1,256,000	(a)
Altice France SA, Senior Secured Notes	6.250%	5/15/24	1,400,000		1,365,000	(a)

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
Altice France SA, Senior Secured Notes	7.375%	5/1/26	4,900,000		$4,809,105	(a)
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	4,210,000		4,088,962	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	462,000		433,414	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,630,000		1,499,600	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	420,000		365,925
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,850,000		1,572,500
DISH DBS Corp., Senior Notes	7.750%	7/1/26	4,297,000		3,781,360
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	820,000		740,050	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,044,000	GBP	1,406,581	(c)
Total Media					21,318,497
Specialty Retail — 1.4%
Hertz Corp., Senior Notes	5.875%	10/15/20	890,000		874,425
Masaria Investments SAU, Senior Secured Bonds	5.000%	9/15/24	240,000	EUR	264,997	(a)(e)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	512,441	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	631,000	EUR	673,646	(c)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	760,000		739,100	(a)
Tendam Brands SAU	5.250%	9/15/24	660,000	EUR	732,982
Total Specialty Retail					3,797,591
Textiles, Apparel & Luxury Goods — 0.7%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	550,000	EUR	552,073	(c)
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		176,400	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,220,000		1,183,400	(a)
Total Textiles, Apparel & Luxury Goods					1,911,873
Total Consumer Discretionary					45,714,407
Consumer Staples — 0.3%
Food Products — 0.3%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	830,000	GBP	956,228	(c)
Energy — 11.1%
Energy Equipment & Services — 0.2%
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	400,000		399,000	(a)
Transocean, Inc., Senior Notes	6.800%	3/15/38	200,000		163,500
Total Energy Equipment & Services					562,500
Oil, Gas & Consumable Fuels — 10.9%
Berry Petroleum Co. Escrow	—	—	1,600,000		0	*(d)(f)(k)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	910,000		923,650	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	370,000		377,752	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	210,000		214,200	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000		0	*(d)(f)(k)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,500,000	$2,343,750	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000	800,863
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	770,000	778,663	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,310,000	1,230,745
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	600,000	600,750
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	2,130,000	1,931,377	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	8,740,000	7,696,706
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	700,000	723,624	(c)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	377,850	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	290,000	279,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	2,470,000	2,491,612	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	50,000	48,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	353,000	329,173	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000	1,643,645	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,000,000	920,000	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000	745,600	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	220,000	226,050
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	500,000	515,625	(a)
Williams Cos Inc., Senior Notes	3.700%	1/15/23	1,160,000	1,128,100
Williams Cos Inc., Senior Notes	5.750%	6/24/44	300,000	311,625
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	430,000	432,150
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	1,360,000	1,624,316
WPX Energy, Inc., Senior Notes	5.750%	6/1/26	280,000	280,263
YPF SA, Senior Notes	8.500%	3/23/21	150,000	152,850	(a)
YPF SA, Senior Notes	8.500%	7/28/25	1,500,000	1,433,925	(a)
Total Oil, Gas & Consumable Fuels				30,562,614
Total Energy				31,125,114
Financials — 8.8%
Banks — 4.6%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000	1,132,294
CIT Group Inc., Senior Notes	4.125%	3/9/21	310,000	308,838
CIT Group Inc., Senior Notes	5.000%	8/15/22	881,000	893,114
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000	466,486
CIT Group Inc., Senior Notes	5.250%	3/7/25	430,000	434,300

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	780,000		$827,775	(a)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,570,000		3,269,124	(a)
Itau Unibanco Holding SA Island, Subordinated Notes	5.650%	3/19/22	750,000		763,125	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000		563,841
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	570,000		607,192	(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	700,000		735,414
Santander UK Group Holdings PLC, Junior Subordinated Bonds, (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	881,171	(c)(e)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	1,520,000		1,526,589	(c)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	630,000		585,870	(a)
Total Banks					12,995,133
Consumer Finance — 0.1%
Navient Corp., Senior Notes	6.750%	6/15/26	390,000		382,083
Diversified Financial Services — 3.8%
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	510,000		425,850	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	6,265,000		6,033,195	(a)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	1,038,477	(c)
Jerrold Finco PLC, Senior Secured Notes	6.125%	1/15/24	390,000	GBP	519,239	(a)
LHC3 PLC, Senior Secured Bonds (4.125% PIK)	4.125%	8/15/24	410,000	EUR	479,396	(a)(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,220,000		1,207,544	(a)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	820,000		828,200	(a)
Total Diversified Financial Services					10,531,901
Insurance — 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	460,000		449,650	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	462,652	(c)
Total Insurance					912,302
Total Financials					24,821,419
Health Care — 7.6%
Health Care Equipment & Supplies — 0.2%
IDH Finance PLC, Senior Secured Notes	6.250%	8/15/22	510,000	GBP	618,042	(c)
Health Care Providers & Services — 1.9%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	360,000		336,600	(a)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	866,000		904,970	(e)(g)(k)
Centene Corp., Senior Notes	4.750%	5/15/22	580,000		586,525

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	6.125%	2/15/24	190,000		$200,688
Centene Corp., Senior Notes	4.750%	1/15/25	1,150,000		1,147,125
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000		235,937
HCA Inc., Senior Bonds	5.375%	2/1/25	200,000		197,440
HCA Inc., Senior Notes	7.500%	2/15/22	300,000		327,000
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		617,334
HCA Inc., Senior Secured Notes	4.500%	2/15/27	10,000		9,438
HCA Inc., Senior Secured Notes	5.500%	6/15/47	910,000		837,200
Total Health Care Providers & Services					5,400,257
Pharmaceuticals — 5.5%
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	180,000		166,500	(a)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	180,000		144,900	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	510,000	EUR	546,467	(c)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	290,000		277,949
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	10,320,000		9,579,111
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	330,000		337,973	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,230,000		1,150,050	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	3,450,000		3,191,250	(a)
Total Pharmaceuticals					15,394,200
Total Health Care					21,412,499
Industrials — 3.9%
Aerospace & Defense — 0.5%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	780,000		784,883	(a)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	530,000		537,950	(a)
Total Aerospace & Defense					1,322,833
Building Products — 0.4%
Standard Industries Inc., Senior Notes	5.375%	11/15/24	590,000		585,575	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	590,000		544,275	(a)
Total Building Products					1,129,850
Commercial Services & Supplies — 0.8%
ADT Corp., Senior Secured Notes	6.250%	10/15/21	460,000		478,400
Brink’s Co., Senior Notes	4.625%	10/15/27	1,000,000		937,500	(a)
GFL Environmental, Inc., Senior Notes	5.375%	3/1/23	850,000		788,375	(a)
Total Commercial Services & Supplies					2,204,275
Containers & Packaging — 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	460,000	EUR	526,525	(a)(b)

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Machinery — 0.7%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	750,000		$739,687	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,220,000		1,140,700	(a)
Total Machinery					1,880,387
Marine — 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	980,000		806,050	(a)
Trading Companies & Distributors — 0.9%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	680,000		637,500	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	1,520,000		1,417,400	(a)
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	470,000		434,468	(a)
Total Trading Companies & Distributors					2,489,368
Transportation Infrastructure — 0.1%
Neovia Logistics Services LLC/Neovia Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	646,312		368,398	(a)(b)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	100,000		85,500	(a)
Total Transportation Infrastructure					453,898
Total Industrials					10,813,186
Information Technology — 1.8%
Internet Software & Services — 1.0%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	580,739	(a)
Match Group Inc., Senior Notes	5.000%	12/15/27	1,920,000		1,790,400	(a)
Match Group, Inc., Senior Notes	6.375%	6/1/24	460,000		485,875
Total Internet Software & Services					2,857,014
IT Services — 0.2%
Vantiv LLC/Vanity Issuer Corp., Senior Notes	4.375%	11/15/25	746,000		714,646	(a)
Software — 0.6%
CDK Global Inc., Senior Notes	5.875%	6/15/26	810,000		827,415
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	720,000		732,600	(a)
Total Software					1,560,015
Total Information Technology					5,131,675
Materials — 4.8%
Chemicals — 0.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	690,000		635,662	(a)
Monitchem HoldCo 2 SA, Senior Notes	6.875%	6/15/22	650,000	EUR	673,857	(c)
Valvoline Inc., Senior Notes	5.500%	7/15/24	600,000		607,500
Total Chemicals					1,917,019

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Construction Materials — 0.3%
Cemex SAB de CV , Senior Secured Notes	5.700%	1/11/25	850,000	$842,350	(a)
Containers & Packaging — 1.1%
ARD Securities Finance SARL, Senior Secured Notes, (8.75% PIK)	8.750%	1/31/23	510,000	521,475	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	720,000	702,900	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000	1,371,450
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	430,000	436,063	(a)
Total Containers & Packaging				3,031,888
Metals & Mining — 2.7%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000	211,918	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	820,000	877,400	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	400,000	403,500	(a)
ArcelorMittal, Senior Notes	6.125%	6/1/25	530,000	573,725
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	570,000	547,200	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,030,000	1,090,461
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	1,200,000	1,137,000
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,090,000	1,843,798
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,137,394	12,796	*(a)(h)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	360,000	362,552
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	600,000	651,300
Total Metals & Mining				7,711,650
Total Materials				13,502,907
Real Estate — 1.2%
Equity Real Estate Investment Trusts (REITs) — 0.9%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	470,000	427,700
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	650,000	628,875
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,580,000	1,512,850
Total Equity Real Estate Investment Trusts (REITs)				2,569,425
Real Estate Management & Development — 0.3%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	770,000	741,125	(a)
Total Real Estate				3,310,550
Telecommunication Services — 6.8%
Diversified Telecommunication Services — 3.8%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,470,000	1,514,100	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	570,000	512,829
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,960,000	2,930,400	(a)

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,870,000	$1,786,037	(a)
Wind Tre SpA, Senior Secured Notes	5.000%	1/20/26	290,000	231,336	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	4,230,000	3,817,575
Total Diversified Telecommunication Services				10,792,277
Wireless Telecommunication Services — 3.0%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,610,000	1,652,263	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	800,000	738,800	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,030,000	988,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	680,000	729,300
Sprint Corp., Senior Notes	7.875%	9/15/23	2,700,000	2,806,312
Sprint Corp., Senior Notes	7.625%	2/15/25	320,000	327,203
VEON Holdings BV, Senior Notes	7.504%	3/1/22	990,000	1,058,805	(a)
Total Wireless Telecommunication Services				8,301,483
Total Telecommunication Services				19,093,760
Utilities — 1.4%
Electric Utilities — 1.0%
NRG REMA LLC, Pass-Through Certificates,
Senior Secured Bonds	9.681%	7/2/26	1,267,000	912,240
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000	814,500	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	1,190,000	1,245,049	(c)
Total Electric Utilities				2,971,789
Gas Utilities — 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000	1,062,200
Total Utilities				4,033,989
Total Corporate Bonds & Notes (Cost — $183,369,114)				179,915,734
Sovereign Bonds — 19.2%
Argentina — 4.6%
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,550,000	1,435,688
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	2,090,000	1,847,038
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	6,420,000	5,236,312
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	990,000	899,474	(a)
Provincia de Buenos Aires/Argentina, Senior Notes	9.125%	3/16/24	1,110,000	1,071,150	(a)
Provincia de Buenos Aires/Argentina, Senior Notes	7.875%	6/15/27	1,100,000	968,000	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	40.000%	6/21/20	41,630,000	ARS	$1,490,540	(e)
Total Argentina					12,948,202
Brazil — 3.1%
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/21	112,000	BRL	29,327
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/23	6,495,000	BRL	1,637,714
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/27	5,385,000	BRL	1,271,963
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	6,160,000		5,828,900
Total Brazil					8,767,904
Colombia — 1.2%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	2,540,000		2,540,635
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,000,000		968,250
Total Colombia					3,508,885
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	510,000		499,800	(a)
Dominican Republic — 0.5%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	300,000		298,446	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,110,000		1,102,707	(a)
Total Dominican Republic					1,401,153
Ecuador — 1.2%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	400,000		412,180	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	3,320,000		2,943,014	(c)
Total Ecuador					3,355,194
Egypt — 0.5%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		236,627	(c)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	750,000		712,500	(a)
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	510,000		502,583	(a)
Total Egypt					1,451,710
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000		468,125	(a)
Ghana — 0.3%
Ghana Government International Bond, Bonds	10.750%	10/14/30	740,000		901,172	(a)
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,070,000		995,100	(a)
Honduras — 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,100,000		1,106,490	(a)

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — 0.6%
Indonesia Government International Bond, Senior Notes	2.950%	1/11/23	700,000		$666,104
Republic of Indonesia, Senior Notes	3.850%	7/18/27	1,000,000		950,389	(a)
Total Indonesia					1,616,493
Ivory Coast — 0.2%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		256,393	(a)
Ivory Coast Government International Bond, Senior Notes, Step Bond	5.750%	12/31/32	277,500		257,994	(c)
Total Ivory Coast					514,387
Nigeria — 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		438,446	(c)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	800,000		786,848	(a)
Total Nigeria					1,225,294
Russia — 1.6%
Russian Federal Bond, Bonds	8.150%	2/3/27	106,000,000	RUB	1,753,244
Russian Federal Bond, Bonds	7.050%	1/19/28	169,556,000	RUB	2,612,001
Total Russia					4,365,245
Senegal — 0.1%
Senegal Government International Bond, Bonds	6.250%	5/23/33	400,000		355,700	(a)
South Africa — 0.3%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	750,000		723,029
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	290,000		292,537	(c)
Turkey — 1.9%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	6,270,000		5,372,255
Ukraine — 0.6%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	800,000		744,116	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000		946,054	(a)
Total Ukraine					1,690,170
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	44,850,000	UYU	1,239,639	(c)
Venezuela — 0.4%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	1,401,000		387,657	*(c)(h)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	2,240,000		619,808	*(c)(h)
Total Venezuela					1,007,465
Total Sovereign Bonds (Cost — $59,826,669)					53,805,949

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 7.7%
Consumer Discretionary — 4.8%
Auto Components — 0.6%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.000%	4/6/24	1,633,987	$1,630,311	(e)(i)(j)
Hotels, Restaurants & Leisure — 0.8%
Aramark Services, Inc., Term Loan B3	—	3/11/25	1,903,813	1,905,002	(l)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.841%	10/25/23	436,213	436,463	(e)(i)(j)
Total Hotels, Restaurants & Leisure				2,341,465
Media — 1.4%
American Media Inc., Bridge Loan (1 mo. LIBOR + 8.000%)	10.334%	9/30/18	500,000	490,312	(e)(i)(j)
Charter Communications Operating LLC, 2017 Term Loan B (1 mo. LIBOR + 2.000%)	4.100%	4/30/25	2,951,720	2,952,391	(e)(i)(j)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	3.875%	3/16/25	578,550	578,550	(e)(i)(j)
Total Media				4,021,253
Specialty Retail — 1.8%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.000%	3/11/22	5,295,636	4,399,350	(e)(i)(j)
Spencer Gifts LLC, Second Lien Term Loan (1 mo. LIBOR + 8.250%)	10.310%	6/29/22	890,000	667,500	(e)(i)(j)
Total Specialty Retail				5,066,850
Textiles, Apparel & Luxury Goods — 0.2%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	6.980%	10/28/20	636,755	481,811	(e)(i)(j)
Total Consumer Discretionary				13,541,690
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	9.594%	8/23/21	960,000	1,006,200	(e)(i)(j)
Industrials — 0.9%
Air Freight & Logistics — 0.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3	—	1/15/25	1,095,986	1,084,533	(l)
Professional Services — 0.3%
TransUnion LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.094%	4/10/23	992,500	991,011	(e)(i)(j)
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	4.280%	1/2/25	498,750	496,958	(e)(i)(j)
Total Industrials				2,572,502
Information Technology — 0.6%
IT Services — 0.6%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.091%	4/26/24	1,559,754	1,552,344	(e)(i)(j)

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 0.5%
Containers & Packaging — 0.5%
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.844%	2/5/23	1,485,692	$1,485,485	(e)(i)(j)
Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
UnityMedia Hessen Gmbh & Co. KG, Term Loan B (1 mo. LIBOR + 2.250%)	4.323%	9/30/25	1,080,000	1,074,825	(e)(i)(j)
Utilities — 0.1%
Electric Utilities — 0.1%
Panda Temple Power LLC, Term Loan (1 mo. LIBOR + 8.000%)	10.046%	2/7/23	355,727	362,842	(e)(i)(j)(k)
Total Senior Loans (Cost — $22,494,876)				21,595,888

			Shares
Common Stocks — 2.4%
Consumer Discretionary — 0.9%
Hotels, Restaurants & Leisure — 0.8%
Bossier Casino Venture Holdco Inc.			90,995	2,125,643	*(d)(k)
Media — 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	401,693	*(d)(k)
Total Consumer Discretionary				2,527,336
Energy — 1.2%
Energy Equipment & Services — 0.7%
Hercules Offshore Inc. (Escrow)			24,992	7,048	*(d)(k)
KCAD Holdings I Ltd.			395,216,044	1,999,793	*(d)(k)
Total Energy Equipment & Services				2,006,841
Oil, Gas & Consumable Fuels — 0.5%
Berry Petroleum Co.			62,675	763,851	*
Blue Ridge Mountain Resources Inc.			103,751	669,194	*(d)(k)
MWO Holdings LLC			670	0	*(d)(f)(k)
Total Oil, Gas & Consumable Fuels				1,433,045
Total Energy				3,439,886
Industrials — 0.1%
Marine — 0.1%
Tricer HoldCo, S.C.A.			58,644	245,132	*(d)(k)
Road & Rail — 0.0%
Jack Cooper Enterprises Inc.			4,561	0	*(a)(d)(f)(k)
Total Industrials				245,132

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Shares	Value
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
World Access Inc.			10,212	$51	*
Utilities — 0.2%
Electric Utilities — 0.2%
Panda Temple Power LLC			24,645	554,513	*(d)(k)
Total Common Stocks (Cost — $9,961,467)				6,766,918

			Face Amount†
U.S. Government & Agency Obligations — 1.9%
U.S. Government Obligations — 1.9%
U.S. Treasury Notes	1.250%	1/31/20	750,000	735,747
U.S. Treasury Notes	1.500%	5/31/20	750,000	735,645
U.S. Treasury Notes	2.125%	8/15/21	1,720,000	1,693,696
U.S. Treasury Notes	1.625%	5/31/23	1,500,000	1,424,326
U.S. Treasury Notes	1.375%	8/31/23	750,000	700,518
Total U.S. Government & Agency Obligations (Cost — $5,288,553)				5,289,932
Convertible Bonds & Notes — 1.8%
Consumer Discretionary — 1.1%
Media — 1.0%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,360,000	1,320,691
GCI Liberty Inc., Senior Notes	1.750%	9/30/46	420,000	434,257	(a)
Liberty Media Corp., Senior Notes	2.125%	3/31/48	740,000	731,541	(a)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	470,000	487,819	(a)
Total Media				2,974,308
Specialty Retail — 0.1%
RH, PO	0.000%	6/15/23	210,000	196,317	(a)
Total Consumer Discretionary				3,170,625
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	170,000	135,439
Health Care — 0.4%
Pharmaceuticals — 0.4%
Jazz Investments I Ltd., Senior Notes	1.500%	8/15/24	950,000	993,307	(a)
Information Technology — 0.3%
Internet Software & Services — 0.3%
Akamai Technologies Inc., Senior Notes	0.125%	5/1/25	220,000	220,848	(a)
Twitter Inc., Senior Notes	1.000%	9/15/21	530,000	514,157

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Internet Software & Services — continued
Twitter Inc., Senior Notes	0.250%	6/15/24	110,000	$113,907	(a)
Total Information Technology				848,912
Total Convertible Bonds & Notes (Cost — $5,128,204)				5,148,283

			Shares
Investment in Underlying Funds — 1.1%
Invesco Senior Loan ETF (Cost — $3,008,292)			130,190	2,981,351	*
Convertible Preferred Stocks — 0.4%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		71,844	1,005,816	*(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		1,077	15,078	*(b)(g)
Total Convertible Preferred Stocks (Cost — $675,974)				1,020,894
Preferred Stocks — 0.1%
Industrials — 0.1%
Marine — 0.1%
Tricer Tracking Preferred Equity Certificates, (8.000% PIK) (Cost — $2,151,214)	8.000%		28,147,331	281,473	(b)(d)(k)
Total Investments before Short-Term Investments (Cost — $291,904,363)				276,806,422
Short-Term Investments — 0.0%
Western Asset Government Cash Management Portfolio LLC (Cost — $100,000)	1.830%		100,000	100,000	(m)
Total Investments — 98.6% (Cost — $292,004,363)				276,906,422
Other Assets in Excess of Liabilities — 1.4%				3,972,567
Total Net Assets — 100.0%				$280,878,989

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

(f)	Value is less than $1.

(g)	Restricted security (Note 9).

(h)	The coupon payment on these securities is currently in default as of June 30, 2018.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	All or a portion of this loan is unfunded as of June 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2018, the total market value of investments in Affiliated Companies was $100,000 and the cost was $100,000 (Note 8).

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro Currency Futures	57	9/18	$8,448,010	$8,362,256	$85,754

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	60,114	USD	80,000	Barclays Bank PLC	7/19/18	$(591)
USD	472,002	EUR	400,000	Barclays Bank PLC	7/19/18	4,191
GBP	51,774	USD	70,000	Citibank N.A.	7/19/18	(1,608)
USD	232,820	EUR	200,000	Citibank N.A.	7/19/18	(1,085)
USD	7,164,018	GBP	5,013,744	Barclays Bank PLC	7/19/18	540,989
EUR	1,605,997	USD	1,995,476	Barclays Bank PLC	7/19/18	(117,217)
Total						$424,679

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Abbreviations used in this table:
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

Summary of Investments by Country*
United States	47.3%
Brazil	8.5
Argentina	5.9
United Kingdom	4.6
Israel	3.6
France	3.0
Luxembourg	2.9
Italy	2.3
United Arab Emirates	2.2
Turkey	2.1
Russia	2.1
Netherlands	1.9
Colombia	1.5
Indonesia	1.3
Canada	1.3
Ecuador	1.2
Germany	1.0
Ireland	0.7
Ukraine	0.6
Peru	0.6
Egypt	0.5
Dominican Republic	0.5
Uruguay	0.4
Nigeria	0.4
Honduras	0.4
Venezuela	0.4
Guatemala	0.4
Ghana	0.3
Mexico	0.3
South Africa	0.3
Zambia	0.2
Ivory Coast	0.2
Costa Rica	0.2
Jersey	0.2

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2018

Western Asset Global High Yield Bond Fund

Summary of Investments by Country* (cont’d)
El Salvador	0.2%
Cayman Islands	0.2
Senegal	0.1
Sri Lanka	0.1
Spain	0.1
Australia	0.0	‡
Short-Term Investments	0.0	‡
	100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2018 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2018

Assets:
Investments in unaffiliated securities, at value (Cost — $291,904,363)	$276,806,422
Investments in affiliated securities, at value (Cost — $100,000)	100,000
Foreign currency, at value (Cost — $493,539)	463,193
Receivable for securities sold	8,994,495
Interest receivable	4,676,506
Unrealized appreciation on forward foreign currency contracts	545,180
Receivable from broker — variation margin on open futures contracts	281,349
Deposits with brokers for open futures contracts	146,900
Receivable for Fund shares sold	60,525
Prepaid expenses	56,419
Total Assets	292,130,989

Liabilities:
Payable for securities purchased	9,149,477
Due to custodian	1,054,963
Payable for Fund shares repurchased	540,136
Investment management fee payable	162,053
Unrealized depreciation on forward foreign currency contracts	120,501
Service and/or distribution fees payable	55,077
Distributions payable	50,568
Trustees’ fees payable	933
Accrued expenses	118,292
Total Liabilities	11,252,000
Total Net Assets	$280,878,989

Net Assets:
Par value (Note 7)	$456
Paid-in capital in excess of par value	344,832,927
Overdistributed net investment income	(408,061)
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(48,892,526)
Net unrealized depreciation on investments, futures contracts, forward foreign currency contracts and foreign currencies	(14,653,807)
Total Net Assets	$280,878,989

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	23

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2018

Net Assets:
Class A	$152,484,762
Class C	$6,322,508
Class C1	$28,583,246
Class I	$34,800,223
Class IS	$58,688,250

Shares Outstanding:
Class A	24,769,529
Class C	1,025,362
Class C1	4,593,058
Class I	5,656,952
Class IS	9,540,238

Net Asset Value:
Class A (and redemption price)	$6.16
Class C*	$6.17
Class C1*	$6.22
Class I (and redemption price)	$6.15
Class IS (and redemption price)	$6.15
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.43

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2018

Investment Income:
Interest from unaffiliated investments	$8,808,231
Interest from affiliated investments	19,117
Dividends	135,796
Total Investment Income	8,963,144

Expenses:
Investment management fee (Note 2)	1,021,381
Service and/or distribution fees (Notes 2 and 5)	349,501
Transfer agent fees (Note 5)	111,554
Registration fees	47,644
Fund accounting fees	22,991
Shareholder reports	21,213
Audit and tax fees	20,446
Legal fees	17,988
Custody fees	3,756
Trustees’ fees	3,604
Insurance	2,465
Commitment fees (Note 10)	1,652
Miscellaneous expenses	5,495
Total Expenses	1,629,690
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,174)
Net Expenses	1,627,516
Net Investment Income	7,335,628

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,852,567
Futures contracts	164,671
Written options	76,397
Forward foreign currency contracts	(370,888)
Foreign currency transactions	(311,065)
Net Realized Gain	2,411,682
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(17,887,720)
Futures contracts	85,754
Written options	50,428
Forward foreign currency contracts	493,438
Foreign currencies	(76,113)
Change in Net Unrealized Appreciation (Depreciation)	(17,334,213)
Net Loss on Investments, Futures Contracts, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions	(14,922,531)
Decrease in Net Assets From Operations	$(7,586,903)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended June 30, 2018 (unaudited) and the Year Ended December 31, 2017	2018	2017

Operations:
Net investment income	$7,335,628	$16,926,890
Net realized gain (loss)	2,411,682	(2,190,581)
Change in net unrealized appreciation (depreciation)	(17,334,213)	10,640,387
Increase (Decrease) in Net Assets From Operations	(7,586,903)	25,376,696

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,540,437)	(16,539,078)
Return of capital	—	(1,072,483)
Decrease in Net Assets From Distributions to Shareholders	(7,540,437)	(17,611,561)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	25,067,262	70,520,536
Reinvestment of distributions	7,215,793	16,721,988
Cost of shares repurchased	(49,782,068)	(129,545,668)
Decrease in Net Assets From Fund Share Transactions	(17,499,013)	(42,303,144)
Decrease in Net Assets	(32,626,353)	(34,538,009)

Net Assets:
Beginning of period	313,505,342	348,043,351
End of period*	$280,878,989	$313,505,342
*Includesoverdistributed net investment income of:	$(408,061)	$(203,252)

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.48	$6.33	$5.85	$6.67	$7.28	$7.33

Income (loss) from operations:
Net investment income	0.16	0.33	0.40	0.42	0.46	0.49
Net realized and unrealized gain (loss)	(0.32)	0.17	0.48	(0.81)	(0.60)	(0.04)
Total income (loss) from operations	(0.16)	0.50	0.88	(0.39)	(0.14)	0.45

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.40)	(0.43)	(0.47)	(0.50)
Net realized gains	—	(0.02)	—	—	—	—
Total distributions	(0.16)	(0.35)	(0.40)	(0.43)	(0.47)	(0.50)

Net asset value, end of period	$6.16	$6.48	$6.33	$5.85	$6.67	$7.28
Total return[3]	(2.49)%	7.83%	15.74%	(6.29)%	(2.07)%	6.16%

Net assets, end of period (millions)	$152	$173,776	$161,860	$151,371	$190,870	$356,678

Ratios to average net assets:
Gross expenses	1.15%[4]	1.14%	1.15%	1.13%	1.14%	1.13%
Net expenses	1.15 [4,5]	1.14 [5]	1.15	1.13	1.14	1.13
Net investment income	4.99 [4]	5.17	6.59	6.45	6.33	6.66

Portfolio turnover rate	61%	124%	99%	71%	62%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.49	$6.34	$5.86	$6.67	$7.28	$7.34

Income (loss) from operations:
Net investment income	0.13	0.29	0.36	0.37	0.40	0.43
Net realized and unrealized gain (loss)	(0.31)	0.16	0.48	(0.80)	0.59	(0.05)
Total income (loss) from operations	(0.18)	0.45	0.84	(0.43)	(0.19)	0.38

Less distributions from:
Net investment income	(0.14)	(0.28)	(0.36)	(0.38)	(0.42)	(0.44)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.14)	(0.30)	(0.36)	(0.38)	(0.42)	(0.44)

Net asset value, end of period	$6.17	$6.49	$6.34	$5.86	$6.67	$7.28
Total return[3]	(2.83)%	7.23%	14.75%	(6.77)%	(2.94)%	5.33%

Net assets, end of period (000s)	$6,323	$7,402	$6,828	$6,583	$10,243	$8,424

Ratios to average net assets:
Gross expenses	1.87%[5]	1.85%	1.85%	1.82%	1.90%	1.93%
Net expenses[4]	1.86 [5,6]	1.85	1.85	1.82	1.90	1.92 [6]
Net investment income	4.27 [5]	4.45	5.89	5.76	5.59	5.83

Portfolio turnover rate	61%	124%	99%	71%	62%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.55	$6.40	$5.92	$6.74	$7.36	$7.41

Income (loss) from operations:
Net investment income	0.14	0.31	0.38	0.39	0.43	0.46
Net realized and unrealized gain (loss)	(0.32)	0.16	0.48	(0.81)	(0.61)	(0.04)
Total income (loss) from operations	(0.18)	0.47	0.86	(0.42)	(0.18)	0.42

Less distributions from:
Net investment income	(0.15)	(0.30)	(0.38)	(0.40)	(0.44)	(0.47)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.15)	(0.32)	(0.38)	(0.40)	(0.44)	(0.47)

Net asset value, end of period	$6.22	$6.55	$6.40	$5.92	$6.74	$7.36
Total return[3]	(2.83)%	7.28%	15.09%	(6.60)%	(2.58)%	5.67%

Net assets, end of period (000s)	$28,583	$33,074	$41,128	$44,474	$59,395	$73,403

Ratios to average net assets:
Gross expenses	1.62%[4]	1.63%	1.63%	1.61%	1.61%	1.61%
Net expenses	1.62 [4,5]	1.63 [5]	1.63	1.61	1.61	1.61
Net investment income	4.52 [4]	4.70	6.13	5.97	5.87	6.19

Portfolio turnover rate	61%	124%	99%	71%	62%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.48	$6.33	$5.85	$6.66	$7.27	$7.33

Income (loss) from operations:
Net investment income	0.17	0.35	0.42	0.43	0.48	0.51
Net realized and unrealized gain (loss)	(0.33)	0.16	0.48	(0.80)	(0.60)	(0.05)
Total income (loss) from operations	(0.16)	0.51	0.90	(0.37)	(0.12)	0.46

Less distributions from:
Net investment income	(0.17)	(0.34)	(0.42)	(0.44)	(0.49)	(0.52)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.17)	(0.36)	(0.42)	(0.44)	(0.49)	(0.52)

Net asset value, end of period	$6.15	$6.48	$6.33	$5.85	$6.66	$7.27
Total return[3]	(2.53)%	8.27%	15.87%	(5.92)%	(1.93)%	6.43%

Net assets, end of period (000s)	$34,800	$38,236	$35,702	$37,193	$52,168	$53,092

Ratios to average net assets:
Gross expenses	0.90%[5]	0.89%	0.88%	0.89%	0.85%	0.89%
Net expenses[4]	0.90 [5,6]	0.89	0.88	0.89	0.85	0.88 [6]
Net investment income	5.25 [5]	5.41	6.87	6.69	6.63	6.91

Portfolio turnover rate	61%	124%	99%	71%	62%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2018[2]	2017	2016	2015	2014	2013

Net asset value, beginning of period	$6.48	$6.33	$5.85	$6.66	$7.27	$7.33

Income (loss) from operations:
Net investment income	0.17	0.36	0.42	0.44	0.48	0.51
Net realized and unrealized gain (loss)	(0.33)	0.16	0.48	(0.80)	(0.59)	(0.05)
Total income (loss) from operations	(0.16)	0.52	0.90	(0.36)	(0.11)	0.46

Less distributions from:
Net investment income	(0.17)	(0.35)	(0.42)	(0.45)	(0.50)	(0.52)
Return of capital	—	(0.02)	—	—	—	—
Total distributions	(0.17)	(0.37)	(0.42)	(0.45)	(0.50)	(0.52)

Net asset value, end of period	$6.15	$6.48	$6.33	$5.85	$6.66	$7.27
Total return[3]	(2.48)%	8.37%	15.97%	(5.81)%	(1.86)%	6.53%

Net assets, end of period (000s)	$58,688	$61,017	$102,526	$91,473	$95,171	$95,337

Ratios to average net assets:
Gross expenses	0.80%[5]	0.79%	0.79%	0.78%	0.78%	0.78%
Net expenses[4]	0.80 [5,6]	0.79	0.79	0.78	0.78	0.78
Net investment income	5.35 [5]	5.57	6.94	6.81	6.71	7.01

Portfolio turnover rate	61%	124%	99%	71%	62%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

32	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$44,216,082	$1,498,325		$45,714,407
Energy	—	31,125,114	0	*	31,125,114
Health care	—	20,507,529	904,970		21,412,499
Other corporate bonds & notes	—	81,663,714	—		81,663,714
Sovereign bonds	—	53,805,949	—		53,805,949
Senior loans:
Utilities	—	—	362,842		362,842
Other senior loans	—	21,233,046	—		21,233,046
Common stocks:
Consumer discretionary	—	—	2,527,336		2,527,336
Energy	—	763,851	2,676,035		3,439,886
Industrials	—	—	245,132		245,132
Telecommunication services	$51	—	—		51
Utilities	—	—	554,513		554,513
U.S. government & agency obligations	—	5,289,932	—		5,289,932
Convertible bonds & notes	—	5,148,283	—		5,148,283
Investment in underlying funds	2,981,351	—	—		2,981,351
Convertible preferred stocks:	—	1,020,894	—		1,020,894
Preferred stocks:	—	—	281,473		281,473
Total long-term investments	2,981,402	264,774,394	9,050,626		276,806,422
Short-term investments†	—	100,000	—		100,000
Total investments	$2,981,402	$264,874,394	$9,050,626		$276,906,422
Other financial instruments:
Futures contracts	85,754	—	—		85,754
Forward foreign currency contracts	—	545,180	—		545,180
Total other financial instruments	$85,754	$545,180	—		$630,934
Total	$3,067,156	$265,419,574	$9,050,626		$277,537,356

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Forward foreign currency contracts	—	$120,501	—		$120,501

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

34	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017*		Accrued Premiums/ Discounts	Realized Gain/ (Loss)(1)	Change in Unrealized Appreciation (Depreciation)(2)	Purchases
Corporate bonds & notes:
Consumer discretionary	$1,349,883		$4,935	—	$(4,935)	$148,442
Energy	0	*	—	—	—	—
Health care	865,394		736	—	38,840	—
Materials	0	*	—	$(38)	38	—
Senior loans:
Consumer discretionary	471,700		291	—	195,509	—
Energy	197,368		19	165	34,645	—
Information technology	2,063,432		(9,611)	(3,125)	2,273	—
Utilities	—		(3,262)	—	(82,089)	448,193
Common stocks:
Consumer discretionary	1,380,734		—	—	1,146,602	—
Energy	2,156,122		—	—	(336,033)	—
Industrials	170,654		—	—	74,478	—
Utilities	—		—	—	12,426	542,087
Preferred stocks:
Industrials	260,640		—	—	—	20,833
	$8,915,927		$(6,892)	$(2,998)	$1,081,754	$1,159,555

Investments in Securities (con’d)	Sales		Transfers into Level 3(3)	Transfers out of Level 3(4)	Balance as of June 30, 2018		Net Change in Unrealized Appreciation (Depreciation) for Investments in Securities Still Held at June 30, 2018(2)
Corporate bonds & notes:
Consumer discretionary	—		—	—	$1,498,325		$(4,935)
Energy	—		—	—	0	*	—
Health care	—		—	—	904,970		38,840
Materials	$(0	*)	—	—	—		—
Senior loans:
Consumer discretionary	—		—	$(667,500)	—		—
Energy	(232,197)		—	—	—		—
Information technology	(500,625)			(1,552,344)	—		—
Utilities	—		—	—	362,842		(82,089)
Common stocks:
Consumer discretionary	—		—	—	2,527,336		1,146,601
Energy	—		$855,946	—	2,676,035		(336,033)
Industrials	—		—	—	245,132		74,478
Utilities	—		—	—	554,513		12,426

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Investments in Securities (con’d)	Sales	Gross Transfers into Level 3(3)	Gross Transfers out of Level 3(4)	Balance as of June 30, 2018	Net Change in Unrealized Gain/(Loss) for Investments in Securities Still Held at June 30, 2018(2)
Preferred stocks:
Industrials	—	—	—	$281,473	—
	$(732,822)	$855,946	$(2,219,844)	$9,050,626	$849,288

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 6/30/18 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds & Notes	$1,447	Market Approach	Average EV/EBITDA Multiple	10.68x	Increase
			EV/Revenue vs EBITDA Margin Multiple	2.43x	Increase
			EV/Tangible Assets vs EBITDA/Tangible Assets Multiple	2.37x	Increase
			Liquidity Discount	4.72%	Decrease
Common Stock	$2,126	Market Approach	EV/EBITDA Multiple	9.24x	Increase

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in

36	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

38	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2018, the Fund held forward foreign currency contracts with credit related contingent features which had a liability portion of $120,501. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed

40	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (formerly Western Asset Management

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Company) (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. Western Asset London and Western Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset London and Western Singapore monthly a subadvisory fee of 0.30% on the assets managed by Western Asset London and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended June 30, 2018, fees waived and/or expenses reimbursed amounted to $2,174.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

42	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

For the six months ended June 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C	Class C1
Sales charges	$22,751	—	—
CDSCs	305	$480	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$153,860,219	$22,144,512
Sales	161,484,466	30,183,123

At June 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Securities	$292,004,363	$7,468,900	$(22,566,841)	$(15,097,941)
Futures contracts	—	85,754	—	85,754
Forward foreign currency contracts	—	545,180	(120,501)	424,679

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2018.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Futures contracts[2]	$85,754
Forward foreign currency contracts	545,180
Total	$630,934

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$120,501

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Written options	$76,397
Futures contracts	164,671
Forward foreign currency contracts	(370,888)
Total	$(129,820)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Written options	$50,428
Futures contracts	85,754
Forward foreign currency contracts	493,438
Total	$629,620

During the six months ended June 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$18,118
Futures contracts (to sell)	7,387,913
Forward foreign currency contracts (to buy)	2,034,864
Forward foreign currency contracts (to sell)	7,297,298

†	At June 30, 2018, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2018.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	$545,180	$(117,808)	$427,372	—	$427,372
Citibank N.A.	—	(2,693)	(2,693)	—	(2,693)
Total	$545,180	$(120,501)	$424,679	—	$424,679

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

44	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$199,926	†	$80,896
Class C	33,718		2,189
Class C1	115,857	†	11,362
Class I	—		16,752
Class IS	—		355
Total	$349,501		$111,554

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2018, the service and/or distribution fees reimbursed amounted to $61 and $8 for Class A and Class C1, respectively.

For the six months ended June 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,018
Class C	41
Class C1	191
Class I	221
Class IS	703
Total	$2,174

6. Distributions to shareholders by class

	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Net Investment Income:
Class A	$4,103,706	$8,481,766
Class C	148,732	303,391
Class C1	719,179	1,719,539
Class I	942,443	2,170,852
Class IS	1,626,377	3,863,530
Total	$7,540,437	$16,539,078

Return of Capital:
Class A	—	$550,003
Class C	—	19,674
Class C1	—	111,504
Class I	—	140,770
Class IS	—	250,532
Total	—	$1,072,483

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At June 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,796,539	$11,485,914	6,403,374	$41,369,173
Shares issued on reinvestment	618,834	3,903,004	1,315,000	8,510,430
Shares repurchased	(4,460,831)	(28,365,349)	(6,460,626)	(41,678,642)
Net increase (decrease)	(2,045,458)	$(12,976,431)	1,257,748	$8,200,961

Class C
Shares sold	9,470	$60,880	254,819	$1,651,189
Shares issued on reinvestment	22,230	140,435	47,235	306,130
Shares repurchased	(146,800)	(936,645)	238,144	(1,535,092)
Net increase (decrease)	(115,100)	$(735,330)	63,910	$422,227

Class C1
Shares sold	53,466	$351,771	32,359	$211,507
Shares issued on reinvestment	108,683	692,878	262,294	1,715,693
Shares repurchased	(617,515)	(3,947,198)	(1,669,381)	(10,912,788)
Net decrease	(455,366)	$(2,902,549)	(1,374,728)	$(8,985,588)

Class I
Shares sold	1,577,086	$9,958,757	3,093,662	$19,925,518
Shares issued on reinvestment	135,471	853,100	321,023	2,075,673
Shares repurchased	(1,960,376)	(12,427,573)	(3,150,311)	(20,348,465)
Net increase (decrease)	(247,819)	$(1,615,716)	264,374	$1,652,726

Class IS
Shares sold	506,757	$3,209,940	1,141,665	$7,363,149
Shares issued on reinvestment	258,259	1,626,376	637,004	4,114,062
Shares repurchased	(647,667)	(4,105,303)	(8,559,416)	(55,070,681)
Net increase (decrease)	117,349	$731,013	(6,780,747)	$(43,593,470)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash

46	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2018. The following transactions were effected in shares of such companies for the six months ended June 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$6,306,003	$48,722,653	48,722,653	$54,928,656	54,928,656	—	$19,117	—	$100,000

9. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Units	Acquisition Date	Cost	Value at 6/30/2018	Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Co., Convertible Preferred Stock	1,077	2/17	$10,854	$15,078	$14.00	0.00%
BioScrip Inc., First Lien Notes 8.224% due 6/30/22	866,000	6/17	858,787	904,970	$104.50	0.32%
			$869,641	$920,048		0.32%

10. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2018, the Fund incurred a commitment fee in the amount of $1,652. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2018.

Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

11. Capital loss carryforward

As of December 31, 2017, the fund had the following capital loss carryforward remaining:

Year of Expiration	Amount
12/31/18	$6,849,174

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $43,710,372, which have no expiration date, must be used first to offset any such gains.

48	Western Asset Global High Yield Bond Fund 2018 Semi-Annual Report

Western Asset

Global High Yield Bond Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC†

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Prior to May 2, 2018, known as Western Asset Management Company.
*	Effective May 7, 2018, BNY became custodian.

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/18 SR18-3407

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2018

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2018